Summary of changes in share options outstanding (Details)		12 Months Ended
		Mar. 31, 2025 shares $ / shares	Mar. 31, 2025 shares ₨ / shares		Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares ₨ / shares
Share plan 2006 and india share plan 2006 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year		191,411	191,411		203,855	203,855
Weighted average EP per share, Number of options outstanding at the beginning of the year | (per share)		$ 83.34	₨ 356.65	[1]		₨ 356.65	[1]
No of shares, Granted during the year
Weighted average EP per share, Granted during the year | ₨ / shares	[1]
No of shares, Forfeited during the year
Weighted average EP per share, Forfeited during the year | ₨ / shares	[1]
No of shares, Expired during the year		191,411	191,411		12,444	12,444
Weighted average EP per share, Expired during the year | ₨ / shares	[1]		₨ 356.65			₨ 361.70
No of shares, Exercised during the year
Weighted average EP per share, Exercised during the year | ₨ / shares	[1]
Number of options outstanding at the end of the year					191,411	191,411
Weighted average EP per share, Number of options outstanding at the end of the year | (per share)		$ 85.43		[1]	$ 83.34	₨ 356.65	[1]
No of shares, Vested/exercisable					191,411	191,411
Weighted average EP per share, Vested/exercisable | ₨ / shares	[1]					₨ 356.65
2016 stock option and incentive plan [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year		189,081	189,081		271,370	271,370
Weighted average EP per share, Number of options outstanding at the beginning of the year | ₨ / shares	[2]		₨ 270.91			₨ 259.07
No of shares, Granted during the year
Weighted average EP per share, Granted during the year | ₨ / shares	[2]
No of shares, Forfeited during the year		34,605	34,605		62,331	62,331
Weighted average EP per share, Forfeited during the year | ₨ / shares	[2]		₨ 810.14			₨ 150.48
No of shares, Expired during the year		4,013	4,013		19,958	19,958
Weighted average EP per share, Expired during the year | ₨ / shares	[2]		₨ 93.95			₨ 741.60
Number of options outstanding at the end of the year		150,463	150,463		189,081	189,081
Weighted average EP per share, Number of options outstanding at the end of the year | ₨ / shares	[2]		₨ 170.86			₨ 270.91
No of shares, Vested/exercisable		150,463	150,463		156,759	156,759
Weighted average EP per share, Vested/exercisable | ₨ / shares	[2]		₨ 170.86			₨ 342.30

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 85.43 per USD as at March 31, 2025 (March 31, 2024 INR 83.34 per USD).
[2]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 85.43 per USD as at March 31, 2025 (March 31, 2024 INR 83.34 per USD).